Schedule of Investments

March 31, 2020 (unaudited)

Dynamic Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - 74.1%
Communication Services - 6.1%
Activision Blizzard, Inc.	6,425	382,159
Alphabet, Inc. - Class A (2)	431	500,800
Alphabet, Inc. - Class C (2)	2,048	2,381,435
AT&T, Inc.	39,011	1,137,171
Cardlytics, Inc. (2)	37	1,294
CenturyLink, Inc.	3,478	32,902
Cogent Communications Holdings, Inc.	1,381	113,201
Consolidated Communications Holdings, Inc.	1,224	5,569
Cumulus Media, Inc. (2)	785	4,255
DHI Group, Inc. (2)	108	233
Electronic Arts, Inc. (2)	3,781	378,743
Facebook, Inc. (2)	9,497	1,584,100
Frontier Communications Corp. (2)	3,108	1,181
GCI Liberty, Inc. - Class A (2)	51	2,905
IDT Corp. - Class B (2)	1,072	5,810
Lee Enterprises, Inc. (2)	2,570	2,526
Liberty TripAdvisor Holdings, Inc. (2)	3,939	7,090
Marcus Corp./The	873	10,755
MDC Partners, Inc. (2)	1,438	2,085
National CineMedia, Inc.	602	1,963
Shenandoah Telecommunications Co.	824	40,582
Sinclair Broadcast Group, Inc.	135	2,171
Spok Holdings, Inc.	414	4,426
Take-Two Interactive Software, Inc. (2)	163	19,333
Telephone and Data Systems, Inc.	2,983	49,995
T-Mobile US, Inc. (2)	11,091	930,535
Verizon Communications, Inc.	28,619	1,537,699
Walt Disney Co./The	738	71,291

		9,212,209

Consumer Discretionary - 8.2%
Acushnet Holdings Corp.	1,127	28,986
Amazon.com, Inc. (2)	1,863	3,632,328
America's Car-Mart, Inc./TX (2)	140	7,889
AutoZone, Inc. (2)	55	46,530
Bassett Furniture Industries, Inc. (2)	675	3,679
BBX Capital Corp.	3,242	7,489
Best Buy Co., Inc.	3,505	199,785
Big Lots, Inc.	121	1,721
Biglari Holdings, Inc. - Class B (2)	34	1,748
Bloomin' Brands, Inc.	2,717	19,399
Booking Holdings, Inc. (2)	753	1,013,026
Burlington Stores, Inc. (2)	548	86,836
Camping World Holdings, Inc.	600	3,414
Cato Corp./The	81	864
Cavco Industries, Inc. (2)	12	1,739
Citi Trends, Inc.	368	3,275
Crocs, Inc. (2)	710	12,063
Dana, Inc.	1,032	8,060
Deckers Outdoor Corp. (2)	719	96,346
Dine Brands Global, Inc.	52	1,491
Dollar General Corp.	2,868	433,097
Domino's Pizza, Inc.	584	189,257
eBay, Inc.	12,153	365,319
Everi Holdings, Inc. (2)	2,226	7,346
Ford Motor Co.	1,707	8,245
frontdoor, Inc. (2)	110	3,826
Garmin, Ltd.	297	22,263
General Motors Co.	33,784	702,032
Genesco, Inc. (2)	21	280
Gentex Corp.	2,979	66,015
Golden Entertainment, Inc. (2)	213	1,408
Green Brick Partners, Inc. (2)	146	1,175
Helen of Troy, Ltd. (2)	1	144
Home Depot, Inc./The	4,908	916,373
Inspired Entertainment, Inc. (2)	19	64
J Alexander's Holdings, Inc. (2)	344	1,318
KB Home	6,492	117,505
Kirkland's, Inc. (2)	2,842	2,201
Lands' End, Inc. (2)	1,347	7,193
Lear Corp.	1,038	84,338
Lennar Corp.	3,022	115,440
Lifetime Brands, Inc.	77	435
LKQ Corp. (2)	5,155	105,729
Lululemon Athletica, Inc. (2)	3,690	699,440
M/I Homes, Inc. (2)	380	6,281
Malibu Boats, Inc. (2)	907	26,113
MarineMax, Inc. (2)	61	636
MasterCraft Boat Holdings, Inc. (2)	352	2,570
MDC Holdings, Inc.	148	3,434

Michaels Cos., Inc./The (2)	482	781
Murphy USA, Inc. (2)	269	22,693
NIKE, Inc. - Class B	14,244	1,178,549
NVR, Inc. (2)	44	113,041
Office Depot, Inc.	3,903	6,401
Penn National Gaming, Inc. (2)	1,398	17,685
PetMed Express, Inc.	292	8,404
Planet Fitness, Inc. (2)	202	9,837
PulteGroup, Inc.	3,277	73,143
Purple Innovation, Inc. (2)	364	2,068
PVH Corp.	266	10,012
RCI Hospitality Holdings, Inc.	456	4,546
Rent-A-Center, Inc./TX	2,199	31,094
Rocky Brands, Inc.	331	6,405
Ross Stores, Inc.	8,875	771,859
Rubicon Project, Inc./The (2)	62	344
Ruth's Hospitality Group, Inc.	247	1,650
Signet Jewelers, Ltd.	213	1,374
Sonos, Inc. (2)	443	3,757
Sportsman's Warehouse Holdings, Inc. (2)	1,681	10,355
Stamps.com, Inc. (2)	47	6,114
Stoneridge, Inc. (2)	294	4,925
Strategic Education, Inc.	9	1,258
Tailored Brands, Inc. (3)	595	1,035
Target Corp.	9,795	910,641
Taylor Morrison Home Corp. (2)	1,899	20,889
Tempur Sealy International, Inc. (2)	90	3,934
Texas Roadhouse, Inc.	1,248	51,542
Tile Shop Holdings, Inc.	975	848
TJX Cos., Inc./The	524	25,052
Toll Brothers, Inc.	1,042	20,059
TopBuild Corp. (2)	401	28,728
Town Sports International Holdings, Inc. (2)	2,090	1,045
Tupperware Brands Corp.	1,782	2,887
Twin River Worldwide Holdings, Inc.	446	5,802
Waitr Holdings, Inc. (2)	1,346	1,656
WW International, Inc. (2)	82	1,387
Wyndham Destinations, Inc.	139	3,016

		12,430,961

Consumer Staples - 4.4%
Alico, Inc.	22	683
Casey's General Stores, Inc.	555	73,532
Coca-Cola Co./The	3,675	162,619
Coca-Cola Consolidated, Inc.	49	10,218
Conagra Brands, Inc.	1,421	41,692
Costco Wholesale Corp.	2,664	759,586

Darling Ingredients, Inc. (2)	1,392	26,685
Fresh Del Monte Produce, Inc.	109	3,009
General Mills, Inc.	16,743	883,528
Hershey Co./The	3,479	460,968
Ingles Markets, Inc.	173	6,256
Ingredion, Inc.	150	11,325
Kroger Co./The	3,791	114,185
Lamb Weston Holdings, Inc.	3,543	202,305
Molson Coors Beverage Co.	5,059	197,352
Mondelez International, Inc.	2,585	129,457
Oil-Dri Corp. of America	42	1,404
PepsiCo, Inc.	12,291	1,476,149
Performance Food Group Co. (2)	3,197	79,030
Pilgrim's Pride Corp. (2)	1,631	29,554
Procter & Gamble Co./The	1,296	142,560
SpartanNash Co.	1,092	15,637
Sysco Corp.	9,404	429,105
Tyson Foods, Inc.	6,732	389,581
US Foods Holding Corp. (2)	421	7,456
Walmart, Inc.	9,522	1,081,890

		6,735,766

Energy - 1.4%
Altus Midstream Co. (2)	643	482
Amplify Energy Corp.	1,785	1,010
Archrock, Inc.	1,920	7,219
Ardmore Shipping Corp.	2,800	14,700
Baker Hughes Co.	1,365	14,333
Berry Corp.	370	892
Brigham Minerals, Inc.	871	7,203
Cabot Oil & Gas Corp.	2,196	37,749
Cactus, Inc.	649	7,528
Chevron Corp.	6,107	442,513
CNX Resources Corp. (2)	687	3,655
ConocoPhillips	19,369	596,565
CONSOL Energy, Inc. (2)	235	867
Delek US Holdings, Inc.	36	567
DHT Holdings, Inc.	1,239	9,503
Dorian LPG, Ltd. (2)	509	4,433
Dril-Quip, Inc. (2)	7	214
Era Group, Inc. (2)	62	330
Exterran Corp. (2)	415	1,992
Exxon Mobil Corp.	4,339	164,752
Frank's International NV (2)	604	1,564
Gulfport Energy Corp. (2)	1,560	694
Hallador Energy Co.	131	124

HollyFrontier Corp.	493	12,083
International Seaways, Inc.	593	14,167
Kinder Morgan, Inc.	9,552	132,964
KLX Energy Services Holdings, Inc. (2)	214	150
Marathon Petroleum Corp.	3,642	86,024
Matrix Service Co. (2)	91	862
NexTier Oilfield Solutions, Inc. (2)	1,356	1,587
Nordic American Tankers, Ltd.	3,859	17,481
ONEOK, Inc.	7,670	167,283
Overseas Shipholding Group, Inc. (2)	571	1,296
Panhandle Oil and Gas, Inc.	38	140
Par Pacific Holdings, Inc. (2)	141	1,001
Patterson-UTI Energy, Inc.	3,569	8,387
PBF Energy, Inc.	1,513	10,712
PDC Energy, Inc. (2)	1	6
Peabody Energy Corp.	1,125	3,263
Pioneer Natural Resources Co.	764	53,595
Profire Energy, Inc. (2)	11	9
Renewable Energy Group, Inc. (2)	383	7,863
Rosehill Resources, Inc. (2)	367	150
SEACOR Holdings, Inc. (2)	490	13,210
SEACOR Marine Holdings, Inc. (2)	272	1,191
Southwestern Energy Co. (2)	1,819	3,074
Superior Energy Services, Inc. (2)	323	475
Teekay Corp.	1,125	3,555
Teekay Tankers, Ltd.	607	13,500
Valero Energy Corp.	3,660	166,018
World Fuel Services Corp.	1,117	28,126

		2,067,061

Financials - 7.9%
Allstate Corp./The	10,018	918,951
American Equity Investment Life Holding Co.	654	12,295
Artisan Partners Asset Management, Inc.	2,485	53,403
Ashford, Inc. (2)	440	2,530
B Riley Financial, Inc.	505	9,302
Bank of America Corp.	39,696	842,746
Berkshire Hathaway, Inc. - Class B (2)	13,262	2,424,691
Brightsphere Investment Group, Inc.	1,524	9,738
Cannae Holdings, Inc. (2)	1,487	49,800
Capital One Financial Corp.	6,254	315,327
Chimera Investment Corp.	15,420	140,322
Cincinnati Financial Corp.	1,120	84,504
Citizens Financial Group, Inc.	15,059	283,260
Civista Bancshares, Inc.	224	3,351
CNO Financial Group, Inc.	613	7,595
Cohen & Steers, Inc.	505	22,952

Curo Group Holdings Corp.	516	2,735
Diamond Hill Investment Group, Inc.	55	4,963
Donegal Group, Inc.	105	1,596
eHealth, Inc. (2)	176	24,784
Elevate Credit, Inc. (2)	2,328	2,421
Employers Holdings, Inc.	2,015	81,628
Esquire Financial Holdings, Inc. (2)	113	1,701
ESSA Bancorp, Inc.	12	164
Essent Group, Ltd.	1,744	45,937
Farmers National Banc Corp.	716	8,327
FGL Holdings	546	5,351
Fidelity National Financial, Inc.	8,602	214,018
Fifth Third Bancorp	35,912	533,293
First American Financial Corp.	3,280	139,105
First Financial Corp./IN	560	18,883
FirstCash, Inc.	109	7,820
Great Ajax Corp.	26	165
Hallmark Financial Services, Inc. (2)	281	1,135
Hanover Insurance Group, Inc./The	1,273	115,308
Hartford Financial Services Group, Inc./The	1,175	41,407
HBT Financial, Inc.	330	3,475
Hilltop Holdings, Inc.	1,393	21,062
HomeStreet, Inc.	1,456	32,367
Houlihan Lokey, Inc.	181	9,434
Independent Bank Corp./MI	234	3,012
INTL. FCStone, Inc. (2)	728	26,397
Invesco Mortgage Capital, Inc.	11,830	40,340
JPMorgan Chase & Co.	18,100	1,629,543
Lazard, Ltd.	242	5,702
LPL Financial Holdings, Inc.	890	48,443
Markel Corp. (2)	337	312,699
MetLife, Inc.	2,332	71,289
MGIC Investment Corp.	11,761	74,682
MSCI, Inc.	765	221,054
NewStar Financial Contingent Value Rights (2)(8)	179	0
NI Holdings, Inc. (2)	184	2,495
Nicolet Bankshares, Inc. (2)	196	10,698
Northeast Bank	48	560
Northrim BanCorp, Inc.	839	22,653
Ocwen Financial Corp. (2)	1,130	565
Old Republic International Corp.	2,325	35,456
OneMain Holdings, Inc.	2,127	40,668
Oppenheimer Holdings, Inc.	2,182	43,116
PCB Bancorp	10	98
PennyMac Financial Services, Inc.	741	16,384
PNC Financial Services Group, Inc./The	10,248	980,939
Popular, Inc.	3,795	132,825
ProSight Global, Inc. (2)	698	6,806
Prudential Financial, Inc.	10,486	546,740
Pzena Investment Management, Inc.	2,462	10,981

Radian Group, Inc.	8,790	113,831
RBB Bancorp	348	4,775
Regions Financial Corp.	51,134	458,672
Santander Consumer USA Holdings, Inc.	1,267	17,624
Stewart Information Services Corp.	1,324	35,311
Synchrony Financial	11,328	182,268
Triumph Bancorp, Inc. (2)	457	11,882
Unity Bancorp, Inc.	17	199
Unum Group	129	1,936
Virtus Investment Partners, Inc.	66	5,023
Walker & Dunlop, Inc.	1,283	51,666
Watford Holdings, Ltd. (2)	123	1,802
Western Alliance Bancorp	4,504	137,867
WR Berkley Corp.	3,407	177,743

		11,982,590

Healthcare - 15.4%
Abbott Laboratories	4,913	387,685
AbbVie, Inc.	15,227	1,160,145
ACADIA Pharmaceuticals, Inc. (2)	696	29,406
Acceleron Pharma, Inc. (2)	416	37,386
AcelRx Pharmaceuticals, Inc. (2)	3,655	4,313
Acer Therapeutics, Inc. (2)	379	754
Aclaris Therapeutics, Inc. (2)	80	83
Aduro Biotech, Inc. (2)	1,008	2,762
Adverum Biotechnologies, Inc. (2)	24	234
Affimed NV (2)	3,034	4,794
Agenus, Inc. (2)	2,424	5,939
Agilent Technologies, Inc.	4,167	298,441
Akcea Therapeutics, Inc. (2)	662	9,467
Akebia Therapeutics, Inc. (2)	1,185	8,982
Alector, Inc. (2)	149	3,595
Alexion Pharmaceuticals, Inc. (2)	3,604	323,603
Alkermes PLC (2)	1,911	27,557
Allergan PLC	1,201	212,697
Alnylam Pharmaceuticals, Inc. (2)	989	107,653
Amedisys, Inc. (2)	343	62,954
AmerisourceBergen Corp.	2,665	235,853
Amgen, Inc.	6,598	1,337,613
Amneal Pharmaceuticals, Inc. (2)	2,116	7,364
Anavex Life Sciences Corp. (2)	306	964
AngioDynamics, Inc. (2)	881	9,189
Applied Therapeutics, Inc. (2)	5	163
Aprea Therapeutics, Inc. (2)	10	348
AquaBounty Technologies, Inc. (2)	1,524	2,484
Aquestive Therapeutics, Inc. (2)	1,276	2,794

Arcus Biosciences, Inc. (2)	498	6,912
Ardelyx, Inc. (2)	940	5,344
Arena Pharmaceuticals, Inc. (2)	269	11,298
Arrowhead Pharmaceuticals, Inc. (2)	329	9,465
Arvinas, Inc. (2)	429	17,289
Assertio Therapeutics, Inc. (2)	4,595	2,987
Athersys, Inc. (2)	5,180	15,540
AtriCure, Inc. (2)	260	8,733
Avantor, Inc. (2)	1,405	17,548
Avid Bioservices, Inc. (2)	79	404
Axcella Health, Inc. (2)	101	345
Axsome Therapeutics, Inc. (2)	201	11,825
Baxter International, Inc.	2,085	169,281
BioDelivery Sciences International, Inc. (2)	4,109	15,573
Biogen, Inc. (2)	3,406	1,077,590
BioMarin Pharmaceutical, Inc. (2)	911	76,980
Bio-Rad Laboratories, Inc. (2)	65	22,786
BioSpecifics Technologies Corp. (2)	168	9,504
Bio-Techne Corp.	68	12,894
Bioxcel Therapeutics, Inc. (2)	60	1,341
Bristol-Myers Squibb Co.	12,776	712,134
Calithera Biosciences, Inc. (2)	735	3,263
Cardinal Health, Inc.	3,377	161,893
Catalent, Inc. (2)	4,016	208,631
Catalyst Pharmaceuticals, Inc. (2)	1,515	5,833
CEL-SCI Corp. (2)	102	1,177
Centogene NV (2)	162	3,240
Cerecor, Inc. (2)	444	1,101
Cerner Corp.	8,242	519,164
Chemed Corp.	389	168,515
ChemoCentryx, Inc. (2)	337	13,541
Chiasma, Inc. (2)	669	2,442
Coherus Biosciences, Inc. (2)	778	12,619
Collegium Pharmaceutical, Inc. (2)	474	7,740
Computer Programs and Systems, Inc.	362	8,055
Concert Pharmaceuticals, Inc. (2)	206	1,821
CONMED Corp.	354	20,274
Constellation Pharmaceuticals, Inc. (2)	107	3,363
Cue Biopharma, Inc. (2)	722	10,245
CVS Health Corp.	9,838	583,689
Cytokinetics, Inc. (2)	71	837
CytomX Therapeutics, Inc. (2)	819	6,282
DaVita, Inc. (2)	1,655	125,879
Deciphera Pharmaceuticals, Inc. (2)	83	3,417
DENTSPLY SIRONA, Inc.	2,022	78,514
DexCom, Inc. (2)	340	91,552
Dicerna Pharmaceuticals, Inc. (2)	220	4,041
Edwards Lifesciences Corp. (2)	64	12,072
Elanco Animal Health, Inc. (2)	219	4,903

Elanco Animal Health, Inc. Contingent Value Rights (2)(8)	1,625	0
Eli Lilly and Co.	9,501	1,317,979
Emergent BioSolutions, Inc. (2)	657	38,014
Encompass Health Corp.	205	13,126
Endo International PLC (2)	2,767	10,238
Enochian Biosciences, Inc. (2)	66	198
Envista Holdings Corp. (2)	284	4,243
Enzo Biochem, Inc. (2)	290	734
Exagen, Inc. (2)	128	2,040
Exelixis, Inc. (2)	3,803	65,488
Fate Therapeutics, Inc. (2)	1,029	22,854
Fulcrum Therapeutics, Inc. (2)	157	1,875
Gilead Sciences, Inc.	15,699	1,173,657
Globus Medical, Inc. (2)	1,587	67,495
Haemonetics Corp. (2)	232	23,121
Harvard Bioscience, Inc. (2)	49	108
HCA Healthcare, Inc.	1,762	158,316
Hill-Rom Holdings, Inc.	1,706	171,624
Hookipa Pharma, Inc. (2)	70	578
Horizon Therapeutics Plc (2)	1,122	33,234
Humana, Inc.	2,816	884,280
ICU Medical, Inc. (2)	46	9,281
ImmunoGen, Inc. (2)	1,558	5,313
Incyte Corp. (2)	1,733	126,908
Inovio Pharmaceuticals, Inc. (2)	50	372
Insulet Corp. (2)	314	52,024
Integer Holdings Corp. (2)	188	11,818
Iovance Biotherapeutics, Inc. (2)	733	21,942
Jazz Pharmaceuticals PLC (2)	213	21,245
Johnson & Johnson	12,870	1,687,643
Jounce Therapeutics, Inc. (2)	400	1,900
Kadmon Holdings, Inc. (2)	2,107	8,828
Karuna Therapeutics, Inc. (2)	7	504
Karyopharm Therapeutics, Inc. (2)	874	16,790
Kezar Life Sciences, Inc. (2)	95	414
Kodiak Sciences, Inc. (2)	151	7,203
Krystal Biotech, Inc. (2)	94	4,065
LHC Group, Inc. (2)	214	30,003
LogicBio Therapeutics, Inc. (2)	31	153
Luminex Corp.	269	7,406
Mallinckrodt PLC (2)(3)	1,479	2,928
Marinus Pharmaceuticals, Inc. (2)	1,046	2,123
Masimo Corp. (2)	619	109,637
Medtronic PLC	15,200	1,370,736
MEI Pharma, Inc. (2)	1,169	1,882
Menlo Therapeutics, Inc. (2)	584	1,565

Merck & Co., Inc.	19,857	1,527,798
Meridian Bioscience, Inc.	909	7,636
Mersana Therapeutics, Inc. (2)	966	5,632
Moderna, Inc. (2)	1,780	53,311
Molecular Templates, Inc. (2)	435	5,781
Momenta Pharmaceuticals, Inc. (2)	1,075	29,240
Mylan NV (2)	1,759	26,227
Natera, Inc. (2)	554	16,542
Natus Medical, Inc. (2)	128	2,961
Neon Therapeutics, Inc. (2)	430	1,135
Neurocrine Biosciences, Inc. (2)	1,161	100,485
Nevro Corp. (2)	40	3,999
NextCure, Inc. (2)	19	704
NGM Biopharmaceuticals, Inc. (2)	272	3,354
Odonate Therapeutics, Inc. (2)	217	5,991
Oncocyte Corp. (2)	312	764
Oncternal Therapeutics, Inc. (2)	482	1,412
OPKO Health, Inc. (2)	2,275	3,049
OraSure Technologies, Inc. (2)	936	10,071
Organogenesis Holdings, Inc. (2)	353	1,140
Osmotica Pharmaceuticals PLC (2)	1,397	4,442
Owens & Minor, Inc.	353	3,230
Pacira BioSciences, Inc. (2)	583	19,548
Palatin Technologies, Inc. (2)	4,629	1,961
PDL BioPharma, Inc. (2)	2,387	6,731
Perrigo Co. PLC	1,961	94,304
Pfenex, Inc. (2)	327	2,884
Pfizer, Inc.	30,864	1,007,401
Phibro Animal Health Corp.	1,207	29,173
Pieris Pharmaceuticals, Inc. (2)	1,223	2,788
PRA Health Sciences, Inc. (2)	397	32,967
Prestige Consumer Healthcare, Inc. (2)	16	587
Principia Biopharma, Inc. (2)	78	4,632
Prothena Corp. PLC (2)	628	6,720
Providence Service Corp./The (2)	80	4,390
PTC Therapeutics, Inc. (2)	248	11,063
Quest Diagnostics, Inc.	869	69,781
Quidel Corp. (2)	342	33,451
Radius Health, Inc. (2)	760	9,880
RadNet, Inc. (2)	27	284
Recro Pharma, Inc. (2)	1,157	9,453
Regeneron Pharmaceuticals, Inc. (2)	851	415,535
REGENXBIO, Inc. (2)	56	1,813
Replimune Group, Inc. (2)	127	1,266
ResMed, Inc.	869	127,995
resTORbio, Inc. (2)	647	666
Revance Therapeutics, Inc. (2)	203	3,004
Rigel Pharmaceuticals, Inc. (2)	3,986	6,218
scPharmaceuticals, Inc. (2)	373	2,760

SeaSpine Holdings Corp. (2)	156	1,275
Seattle Genetics, Inc. (2)	759	87,573
Select Medical Holdings Corp. (2)	101	1,515
SIGA Technologies, Inc. (2)	705	3,370
Simulations Plus, Inc.	866	30,241
STERIS PLC	1,218	170,483
Strongbridge Biopharma PLC (2)	1,525	2,882
Stryker Corp.	5,882	979,294
Sutro Biopharma, Inc. (2)	288	2,938
Syndax Pharmaceuticals, Inc. (2)	219	2,402
Syneos Health, Inc. (2)	204	8,042
Teladoc Health, Inc. (2)	702	108,817
Tenet Healthcare Corp. (2)	1,029	14,818
Twist Bioscience Corp. (2)	154	4,709
United Therapeutics Corp. (2)	919	87,144
UnitedHealth Group, Inc.	2,344	584,547
Veracyte, Inc. (2)	222	5,397
Verrica Pharmaceuticals, Inc. (2)	474	5,181
Vertex Pharmaceuticals, Inc. (2)	1,344	319,805
West Pharmaceutical Services, Inc.	741	112,817
XBiotech, Inc. (2)	340	3,611
Y-mAbs Therapeutics, Inc. (2)	73	1,905
Zimmer Biomet Holdings, Inc.	6,157	622,350
Zoetis, Inc.	3,581	421,448

		23,351,706

Industrials - 4.6%
Allison Transmission Holdings, Inc.	5,950	194,030
Arcosa, Inc.	703	27,937
Armstrong World Industries, Inc.	25	1,986
Atkore International Group, Inc. (2)	495	10,430
AZZ, Inc.	154	4,330
Barrett Business Services, Inc.	85	3,369
BMC Stock Holdings, Inc. (2)	464	8,227
Builders FirstSource, Inc. (2)	2,866	35,051
BWX Technologies, Inc.	353	17,195
Carlisle Cos., Inc.	195	24,430
CBIZ, Inc. (2)	1,150	24,058
Charah Solutions, Inc. (2)	50	86
Comfort Systems USA, Inc.	631	23,063
Construction Partners, Inc. (2)	20	338
Copa Holdings SA	738	33,424
Copart, Inc. (2)	3,698	253,387
Costamare, Inc.	7	32
CoStar Group, Inc. (2)	116	68,116
CRA International, Inc.	20	668
Cummins, Inc.	6,522	882,557
Daseke, Inc. (2)	526	736

Douglas Dynamics, Inc.	169	6,001
Ducommun, Inc. (2)	62	1,541
EMCOR Group, Inc.	1,876	115,036
Exponent, Inc.	349	25,097
Federal Signal Corp.	2,054	56,033
Fortune Brands Home & Security, Inc.	3,221	139,308
FTI Consulting, Inc. (2)	992	118,812
Generac Holdings, Inc. (2)	1,191	110,965
GMS, Inc. (2)	282	4,436
Graco, Inc.	6,384	311,092
GrafTech International, Ltd.	1,033	8,388
H&E Equipment Services, Inc.	93	1,365
Heidrick & Struggles International, Inc.	96	2,160
HNI Corp.	717	18,061
Howmet Aerospace, Inc.	8,911	143,111
Hub Group, Inc. (2)	909	41,332
Illinois Tool Works, Inc.	1,480	210,338
ITT, Inc.	2,055	93,215
Jacobs Engineering Group, Inc.	3,597	285,134
JetBlue Airways Corp. (2)	779	6,972
Johnson Controls International plc	4,075	109,862
Kansas City Southern	3,228	410,537
Kelly Services, Inc. - Class A	157	1,992
Kimball International, Inc. - Class B	1,860	22,153
Knoll, Inc.	108	1,115
Landstar System, Inc.	105	10,065
LB Foster Co. - Class A (2)	121	1,496
Lockheed Martin Corp.	2,995	1,015,155
LSC Communications, Inc.	2,952	266
ManpowerGroup, Inc.	1,995	105,715
Masonite International Corp. (2)	125	5,931
Matson, Inc.	363	11,115
Maxar Technologies, Inc.	437	4,667
Miller Industries, Inc./TN	1,798	50,847
Moog, Inc.	91	4,598
NL Industries, Inc.	48	143
Norfolk Southern Corp.	3,664	534,944
Northwest Pipe Co. (2)	319	7,098
Oshkosh Corp.	2,139	137,602
PACCAR, Inc.	4,127	252,284
Park-Ohio Holdings Corp.	41	777
Patrick Industries, Inc.	332	9,349
Powell Industries, Inc.	9	231
Primoris Services Corp.	459	7,298
Quad/Graphics, Inc.	2,015	5,078
Quanex Building Products Corp.	422	4,254
Quanta Services, Inc.	1,614	51,212
Regal Beloit Corp.	7	441
Rexnord Corp.	2,702	61,254
RR Donnelley & Sons Co.	3,258	3,123

Rush Enterprises, Inc.	106	3,384
Safe Bulkers, Inc. (2)	1,349	1,605
Southwest Airlines Co.	4,099	145,965
Steelcase, Inc. - Class A	717	7,077
Teledyne Technologies, Inc. (2)	268	79,668
Timken Co./The	2,746	88,806
Triton International, Ltd./Bermuda	3,664	94,788
TrueBlue, Inc. (2)	1,228	15,669
Union Pacific Corp.	1,845	260,219
Universal Forest Products, Inc.	360	13,388
Vectrus, Inc. (2)	416	17,227
WW Grainger, Inc.	156	38,766
XPO Logistics, Inc. (2)	2,285	111,394

		7,020,405

Information Technology - 20.6%
A10 Networks, Inc. (2)	490	3,043
Adobe, Inc. (2)	3,461	1,101,429
Akamai Technologies, Inc. (2)	1,077	98,535
Alteryx, Inc. (2)	91	8,660
American Software, Inc./GA	144	2,046
Amkor Technology, Inc. (2)	4,758	37,065
Anixter International, Inc. (2)	1,187	104,302
ANSYS, Inc. (2)	359	83,457
Appfolio, Inc. (2)	3	333
Apple, Inc.	20,301	5,162,341
Applied Materials, Inc.	22,287	1,021,190
AstroNova, Inc.	482	3,740
Autodesk, Inc. (2)	3,121	487,188
Avid Technology, Inc. (2)	3,658	24,618
Avnet, Inc.	5,026	126,153
Benchmark Electronics, Inc.	710	14,193
Booz Allen Hamilton Holding Corp.	1,892	129,867
Bottomline Technologies DE, Inc. (2)	77	2,822
Broadcom, Inc.	1,867	442,666
CACI International, Inc. - Class A (2)	308	65,034
Cadence Design Systems, Inc. (2)	6,177	407,929
Cambium Networks Corp. (2)	2,210	12,376
CDK Global, Inc.	3,798	124,764
CDW Corp./DE	1,196	111,551
Cerence, Inc. (2)	273	4,204
ChannelAdvisor Corp. (2)	619	4,494
Cirrus Logic, Inc. (2)	675	44,300
Cisco Systems, Inc.	10,994	432,174
Citrix Systems, Inc.	2,424	343,117
Comtech Telecommunications Corp.	156	2,073

Digital Turbine, Inc. (2)	22	95
DocuSign, Inc. (2)	2,082	192,377
DXC Technology Co.	2,670	34,844
Dynatrace, Inc. (2)	1,856	44,247
Enphase Energy, Inc. (2)	418	13,497
Fair Isaac Corp. (2)	193	59,384
Fortinet, Inc. (2)	1,727	174,721
Hackett Group, Inc./The	369	4,694
Hewlett Packard Enterprise Co.	25,703	249,576
HP, Inc.	4,251	73,797
Ichor Holdings, Ltd. (2)	102	1,954
Intel Corp.	28,081	1,519,744
International Business Machines Corp.	4,638	514,493
Intuit, Inc.	4,725	1,086,750
J2 Global, Inc.	754	56,437
Jabil, Inc.	3,588	88,193
KBR, Inc.	1,296	26,801
KLA Corp.	3,051	438,551
Lam Research Corp.	3,870	928,800
Leidos Holdings, Inc.	1,820	166,803
Lumentum Holdings, Inc. (2)	391	28,817
Manhattan Associates, Inc. (2)	46	2,292
Mastercard, Inc.	5,530	1,335,827
Maxim Integrated Products, Inc.	2,181	106,018
MAXIMUS, Inc.	689	40,100
Methode Electronics, Inc.	1,350	35,681
Micron Technology, Inc. (2)	11,567	486,508
Microsoft Corp.	37,598	5,929,581
MicroStrategy, Inc. (2)	180	21,258
Motorola Solutions, Inc.	2,304	306,248
NCR Corp. (2)	1,199	21,222
NIC, Inc.	2,084	47,932
NortonLifeLock, Inc.	8,109	151,719
Nuance Communications, Inc. (2)	679	11,394
NVIDIA Corp.	4,132	1,089,195
OneSpan, Inc. (2)	446	8,095
Oracle Corp.	25,664	1,240,341
Paycom Software, Inc. (2)	702	141,811
Paylocity Holding Corp. (2)	225	19,872
PC Connection, Inc.	228	9,396
Perspecta, Inc.	550	10,032
Photronics, Inc. (2)	1,419	14,559
Progress Software Corp.	2,137	68,384
Qorvo, Inc. (2)	819	66,036
QUALCOMM, Inc.	16,660	1,127,049

Rimini Street, Inc. (2)	310	1,268
RingCentral, Inc. - Class A (2)	696	147,489
Sanmina Corp. (2)	1,393	38,001
ScanSource, Inc. (2)	461	9,861
Science Applications International Corp.	68	5,075
Skyworks Solutions, Inc.	2,625	234,623
SMART Global Holdings, Inc. (2)	678	16,475
Sonim Technologies, Inc. (2)	1,136	795
SPS Commerce, Inc. (2)	731	33,999
SS&C Technologies Holdings, Inc.	4,196	183,869
Sykes Enterprises, Inc. (2)	169	4,583
SYNNEX Corp.	710	51,901
Synopsys, Inc. (2)	3,923	505,243
Telaria, Inc. (2)	402	2,412
Telenav, Inc. (2)	36	156
Teradyne, Inc.	2,589	140,246
TESSCO Technologies, Inc.	225	1,100
Texas Instruments, Inc.	11,691	1,168,282
Tyler Technologies, Inc. (2)	109	32,325
Unisys Corp. (2)	289	3,569
Visa, Inc.	365	58,809
Xerox Holdings Corp.	6,250	118,375
Zebra Technologies Corp. - Class A (2)	585	107,406

		31,266,651

Materials - 1.6%
Commercial Metals Co.	430	6,790
Eastman Chemical Co.	1,719	80,071
FMC Corp.	2,106	172,039
Hawkins, Inc.	64	2,278
Huntsman Corp.	583	8,413
Innospec, Inc.	64	4,447
Koppers Holdings, Inc. (2)	460	5,690
LyondellBasell Industries NV	8,401	416,942
Newmont Corp.	7,699	348,611
Novagold Resources, Inc. (2)	996	7,350
Olympic Steel, Inc.	544	5,630
Reliance Steel & Aluminum Co.	2,149	188,231
Royal Gold, Inc.	1,028	90,166
RPM International, Inc.	1,610	95,795
Ryerson Holding Corp. (2)	2,328	12,385
Sherwin-Williams Co./The	1,764	810,593
Stepan Co.	324	28,661
SunCoke Energy, Inc.	346	1,332
Tredegar Corp.	1,033	16,146
Valvoline, Inc.	2,131	27,895
Warrior Met Coal, Inc.	841	8,931

Westrock Co.	5,486	155,034

		2,493,430

Real Estate Investment Trust - 2.8%
Agree Realty Corp.	474	29,341
Altisource Portfolio Solutions SA (2)	149	1,143
American Homes 4 Rent	6,055	140,476
American Tower Corp.	5,602	1,219,836
Apple Hospitality REIT, Inc.	11,395	104,492
Ashford Hospitality Trust, Inc.	5,119	3,784
AvalonBay Communities, Inc.	4,052	596,333
CatchMark Timber Trust, Inc.	94	679
CBL & Associates Properties, Inc.	5,143	1,029
Clipper Realty, Inc.	814	4,217
Colony Capital, Inc.	2,851	4,989
CorEnergy Infrastructure Trust, Inc.	8	147
CorePoint Lodging, Inc.	3,030	11,878
Corporate Office Properties Trust	1,858	41,118
Easterly Government Properties, Inc.	734	18,086
EastGroup Properties, Inc.	222	23,195
Essex Property Trust, Inc.	3,629	799,251
eXp World Holdings, Inc. (2)	294	2,487
Farmland Partners, Inc.	60	364
Four Corners Property Trust, Inc.	125	2,339
Gaming and Leisure Properties, Inc.	3,903	108,152
Getty Realty Corp.	501	11,894
Healthcare Realty Trust, Inc.	3,919	109,458
Healthcare Trust of America, Inc. - Class A	5,234	127,082
Highwoods Properties, Inc.	1,626	57,593
Host Hotels & Resorts, Inc.	828	9,141
Iron Mountain, Inc.	1,657	39,437
Kilroy Realty Corp.	296	18,855
Lamar Advertising Co.	2,848	146,045
Life Storage, Inc.	409	38,671
LTC Properties, Inc.	564	17,428
Marcus & Millichap, Inc. (2)	310	8,401
Maui Land & Pineapple Co., Inc. (2)	39	426
Mid-America Apartment Communities, Inc.	315	32,454
National Health Investors, Inc.	576	28,524
National Storage Affiliates Trust	2,329	68,938
Paramount Group, Inc.	5,335	46,948
Physicians Realty Trust	3,550	49,487
Piedmont Office Realty Trust, Inc.	3,910	69,051

PS Business Parks, Inc.	849	115,056
QTS Realty Trust, Inc.	191	11,080
RE/MAX Holdings, Inc.	159	3,485
Regency Centers Corp.	1,088	41,812
Ryman Hospitality Properties, Inc.	210	7,529
Service Properties Trust	5,308	28,663
Spirit MTA Reit Liquidating Trust (2)(8)	3,134	0
Summit Hotel Properties, Inc.	1,387	5,853
Tanger Factory Outlet Centers, Inc. (3)	2,508	12,540
Trinity Place Holdings, Inc. (2)	97	177
Uniti Group, Inc.	745	4,492
Urstadt Biddle Properties, Inc.	915	12,902
Xenia Hotels & Resorts, Inc.	4,620	47,586

		4,284,344

Utilities - 1.1%
Alliant Energy Corp.	91	4,394
American States Water Co.	349	28,527
Artesian Resources Corp.	150	5,607
Consolidated Water Co., Ltd.	1,188	19,483
Entergy Corp.	6,157	578,573
Evergy, Inc.	8,084	445,024
MDU Resources Group, Inc.	11,216	241,144
NRG Energy, Inc.	3,180	86,687
Portland General Electric Co.	19	911
PPL Corp.	9,583	236,508
Pure Cycle Corp. (2)	196	2,185
RGC Resources, Inc.	8	231
Spark Energy, Inc. - Class A	62	389
UGI Corp.	786	20,963
Unitil Corp.	1,055	55,185

		1,725,811

Total Common Stocks	(Cost $112,361,265)	112,570,934

Registered Investment Companies - 5.0%
iShares Core MSCI EAFE ETF (9)	15,725	784,520
iShares Core U.S. Aggregate Bond ETF (9)	58,367	6,733,801

Total Registered Investment Companies	(Cost $7,726,721)	7,518,321

Money Market Registered Investment Companies - 15.3%
Meeder Institutional Prime Money Market Fund, 0.75% (5)	23,193,386	23,172,512
Morgan Stanley Government Institutional Fund, 0.25% (4)	18,854	18,854

Total Money Market Registered Investment Companies	(Cost $23,208,696)	23,191,366

Bank Obligations - 0.5%
First Merchants Bank Deposit Account, 2.10%, 4/1/2020 (6)	246,411	246,411
Metro City Bank Deposit Account, 1.60%, 4/1/2020 (6)	246,314	246,314
Pacific Mercantile Bank Deposit Account, 1.55%, 4/1/2020 (6)	246,287	246,287

Total Bank Obligations	(Cost $739,012)	739,012

Total Investments - 94.9%	(Cost $144,035,694)	144,019,633

Other Assets less Liabilities - 5.1%		7,667,216

Total Net Assets - 100.0%		151,686,849

Trustee Deferred Compensation (7)
Meeder Balanced Fund - Retail Class	3,387	35,902
Meeder Dynamic Allocation Fund - Retail Class	8,706	82,533
Meeder Muirfield Fund - Retail Class	4,037	26,119
Meeder Conservative Allocation Fund - Retail Class	989	20,977

Total Trustee Deferred Compensation	(Cost $171,944)	165,531

Futures Contracts
	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	289	6/19/2020	22,531,885	2,957,958
Mini MSCI Emerging Markets Index Futures	132	6/19/2020	5,563,140	529,945
Russell 2000 Mini Index Futures	2	6/19/2020	114,760	1,649
Standard & Poors 500 Mini Futures	16	6/19/2020	2,055,760	150,948
E-mini Standard & Poors MidCap 400 Futures	4	6/19/2020	575,120	46,895

Total Futures Contracts	443		30,840,665	3,687,395

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$143,280,621	$3,687,395
Level 2 - Other Significant Observable Inputs	739,012	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$144,019,633	$3,687,395

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2020.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2020.

(6)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2020. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Dynamic Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Fair valued security deemed as Level 3 security.

(9)	Exchange-traded fund.

(10)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.